Leases - Schedule of Operating Lease (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Operating Lease [Abstract]
Operating lease right-of-use assets	$ 6,936	$ 10,525
Operating lease liabilities – current		7,550
Total operating lease liabilities		$ 7,550
Weighted-average remaining lease term (years)	11 months 1 day	1 year 11 months 1 day
Weighted-average discount rate	2.80%	2.80%